Related Party Balance and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Balance and Transactions [Abstract]
Schedule of Significant Related Party Transactions	The following are the significant related party transactions for the years ended June 30, 2024, 2023 and 2022.
				For the year ended June 30,	For the year ended June 30	For the year ended June 30,
				2024	2023	2022
	Relationship	Nature	Description	US$	US$	US$
M-GEN Innovation Company Limited (hereafter “MGI”)	Common control by the shareholders	Trade nature	The Company’s sales	-	-	26,095
		Trade nature	The Company’s receipt of sales	-	-	(152,869)
		Non-trade nature	The Company’s receipt of advance repaid from M-GEN Innovation Company Limited	-	-	(926,047)
Wah Tong Paper Products Group Limited (hereafter “WTPPG”)	Common control by the shareholders	Non-trade nature	The Company’s repayment from Wah Tong Paper Products Group Limited	-	-	(515,132)
Wah Tong Paper Products Factory Limited (hereafter “WTPPF”)	Common control by the shareholders	Non-trade nature	The Company’s repayment from Wah Tong Paper Products Factory Limited	-	-	(1,080,604)
		Non-trade nature	The Company’s repayment to Wah Tong Paper Products Factory Limited	-	-	89,145
Wah Tung Thai Logistics (Shenzhen) Limited (hereafter “WTTLSZ”)	Common control by the shareholders	Trade nature	Logistic fee incurred by the Company	-	-	(6,109)
		Trade nature	The Company’s payment on the logistic fee	-	-	6,109
		Trade nature	The Company’s receipt of sales	-	-	(15,998)
		Non-trade nature	The Company’s repayment to Wah Tung Thai Logistics (Shenzhen) Limited	-	-	5,544
Sing Wise Limited (hereafter “Sing Wise”)	Common control by the shareholders	Trade nature	The Company’s receipt of sales	-	-	(7,072)
		Non-trade nature	The Company’s repayment to Sing Wise Limited	-	-	4,921

Wah Tung Thai Logistics Company Limited (hereafter “WTTL”)	Common control by the shareholders	Trade nature	Transportation expenses incurred by the Company	-	-	(10,365)
		Trade nature	The Company’s payment to Transportation expenses	-	-	14,507
Kunshan Chuangke Printing Products Co., Ltd	Common control by the shareholders	Trade nature	The Company’s payment on purchase	-	-	2,161,721
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common control by the shareholders	Trade nature	Rental expenses incurred by the Company	(659,678)	(707,311)	(528,986)
		Trade nature	The Company’s payment on the rental expenses	659,678	707,311	865,767
		Non-trade nature	The Company’s repayment to Yee Woo Paper Packaging (China) Company Limited	-	-	2,062,599
Lai Por	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capita	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427
Lai Yau Shing	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capital	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427

Lai Yau Chuen	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capital	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427
Lai Yau Sang	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capital	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427
Lai Yau Fai	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capital	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427
Lai Yau Chi	Controlling shareholder	Non-trade nature	The Company’s net repayment to shareholders	-	-	115,566
		Non-trade nature	Increase in dividend payable to the Controlling Shareholders	-	-	(1,162,197)
		Non-trade nature	Dividend waived and capitalized as additional paid in capital	-	-	1,162,197
		Non-trade nature	Amount due to shareholders was waived and capitalized as additional paid in capital	-	-	1,102,427